Utility Plant and Leases - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended			36 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Jan. 01, 2019
Public Utility, Property, Plant and Equipment [Line Items]
Annual utility depreciation and amortization expense percentage	2.70%	2.70%	3.00%
Amortization of intangibles	$ 10,700	$ 7,600	$ 4,100
Finance lease	13,769			$ 13,769
Gas, Transmission and Distribution Plant
Public Utility, Property, Plant and Equipment [Line Items]
Annual utility depreciation and amortization expense percentage				2.30%
Gas plant
Public Utility, Property, Plant and Equipment [Line Items]
Amortization of intangibles	13,200	$ 13,600	$ 14,300
Accounting Standards Update 2016-02
Public Utility, Property, Plant and Equipment [Line Items]
Operating lease ROU assets					$ 58,400
Operating lease liabilities					60,800
Southwest Gas Corporation
Public Utility, Property, Plant and Equipment [Line Items]
Operating lease ROU assets	1,443			$ 1,443
Operating lease liabilities	$ 1,453			1,453
Lease remaining lease term (up to)	7 years
Southwest Gas Corporation | Accounting Standards Update 2016-02
Public Utility, Property, Plant and Equipment [Line Items]
Operating lease ROU assets					1,900
Operating lease liabilities					$ 1,900
Centuri
Public Utility, Property, Plant and Equipment [Line Items]
Operating lease ROU assets	$ 78,954			78,954
Operating lease liabilities	$ 82,174			$ 82,174
Lease renewal term (up to)	5 years			5 years
Lease remaining lease term (up to)	18 years
Lease termination period	1 year
Short-term lease total future lease payments	$ 5,100			$ 5,100
Finance lease	$ 13,800			$ 13,800